Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Loss and comprehensive loss for the period	$ (2,012,936)	$ (654,940)	$ (1,513,401)	$ (2,958,769)	$ (4,393,940)	$ (2,958,769)
Item not affecting cash:
Share-based payments					706,436	855,461
Interest expense					84,662	98,066
Change in fair value of derivatives	(103,595)	(372,285)			(331,878)	(558,663)
Recovery of flow-through premium liability	(764)	(0)			(15,916)	(0)	$ (8,477)
Finance income on sublease					0	(1,314)
Gain on forgiveness of debt					(106,624)	(10,000)
Shares for services					0	187,872
Realized loss on marketable securities	0	0			0	1,595
Unrealized gain on marketable securities	0	0			0	(1,850)
Write-off of prepaid	(0)	(0)			(0)	1,000
Receivables					3,336	93,311
Prepaid expenses and deposits					53,369	(267,841)
Accounts payable and accrued liabilities					27,956	(244,240)
Net cash used in operating activities					(3,972,599)	(2,805,372)
CASH FLOWS FROM INVESTING ACTIVITIES
Exploration and evaluation acquisition costs					(249,319)	(222,211)	(198,829)
Exploration and evaluation expenditures					(1,096,576)	(1,221,855)
Exploration and evaluation recoveries					200,000	100,000
Receipt of sublease payments					0	32,851
Sale proceeds from investment					0	3,155
Net cash used in investing activities					(1,145,895)	(1,308,060)
CASH FLOWS FROM FINANCING ACTIVITIES
Private placements					11,850,379	5,418,400
Share issue costs			(177,401)	(387,416)	(675,557)	(387,416)
Exercise of options					0	131,400
Short-term loan repayment					(600,000)	(30,000)
Short-term loan interest repaid					(78,630)	(104,579)
Repayment of lease obligations					0	(35,813)
Net cash provided by financing activities					10,496,192	4,991,992
Change in cash for the period					5,377,698	878,560
Cash, beginning of period				$ 574,587	998,262	574,587	574,587
Cash, end of period	$ 6,375,960	$ 1,453,147	$ 998,262		6,375,960	1,453,147	$ 998,262
Cash paid for interest and taxes					$ 78,630	$ 104,579